Pioneer AMT-Free Municipal Fund
Schedule of Investments  |  March 31, 2023

A: PBMFX	C: MNBCX	Y: PBYMX

Schedule of Investments  |  3/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.8%
	Municipal Bonds — 97.8% of Net Assets(a)
	Arizona — 0.5%
6,040,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 4,884,608
	Total Arizona	$4,884,608

	California — 5.7%
10,000,000(b)	Alameda Corridor Transportation Authority, California Revenue Capital Appreciation Senior Lien, 10/1/31 (NATL Insured)	$ 7,812,700
16,695,000(b)(c)	Anaheim Public Financing Authority, Public Improvements Project, Series C, 9/1/36 (AGM Insured)	10,653,413
36,350,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	2,813,854
6,400,000	California Educational Facilities Authority, Stanford University, Series U6, 5.00%, 5/1/45	7,643,584
2,985,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	3,580,269
2,000,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	1,879,480
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,358,230
1,990,000(d)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	2,210,393
5,000,000(d)(e)	San Diego Unified School District, Series R2, 7/1/40	4,607,250
11,485,000	University of California, Series Q, 3.00%, 5/15/51	9,189,952
	Total California	$53,749,125

	Colorado — 1.5%
7,040,000	Colorado Health Facilities Authority, Advent Health Obligated Group, Series A, 3.00%, 11/15/51	$ 5,262,682
5,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	5,039,550
5,000,000	Metro Wastewater Reclamation District, Series A, 2.50%, 4/1/45	3,595,700
	Total Colorado	$13,897,932

	Connecticut — 0.7%
2,000,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,004,440
5,985,000(d)	State of Connecticut, Series B, 2.00%, 6/1/36	4,709,417
	Total Connecticut	$6,713,857

1Pioneer AMT-Free Municipal Fund |  | 3/31/23

Principal Amount USD ($)		Value
	District of Columbia — 1.8%
10,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 10,300,000
84,000,000(b)	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Series C, 6/15/55	6,091,680
	Total District of Columbia	$16,391,680

	Florida — 13.3%
2,935,000	Broward County Water & Sewer Utility Revenue, Series A, 3.00%, 10/1/41	$ 2,497,392
6,145,000	County of Hillsborough, 3.00%, 8/1/41	5,266,265
7,690,000	County of Hillsborough, 3.25%, 8/1/48	6,454,294
5,375,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/36	5,265,887
4,500,000	County of Hillsborough Utility Revenue, 3.00%, 8/1/37	4,050,765
3,500,000	County of Hillsborough Utility Revenue, Series A, 2.00%, 8/1/40	2,547,685
2,360,000(d)	County of Miami-Dade, Series A, 4.00%, 7/1/38	2,399,601
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49	7,767,600
18,500,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/49	17,854,350
2,500,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/32	2,508,150
4,645,000	County of Orange, Water Utility System Revenue, 3.00%, 10/1/34	4,648,112
20,000,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	15,858,200
1,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/48	937,880
15,000,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, 4.00%, 7/1/52	14,042,550
7,485,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	5,169,366
16,500,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 3.00%, 7/1/49	13,065,855
5,000,000	State of Florida, Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/47	4,876,450
4,645,000(d)	State of Florida, Department Transportation Right of Way, Series A, 3.25%, 7/1/37	4,481,124
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, 4.00%, 7/1/43	4,960,250
	Total Florida	$124,651,776

Pioneer AMT-Free Municipal Fund |  | 3/31/232

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Georgia — 3.8%
4,800,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 4,766,832
2,040,000(d)	County of Fulton, Library Bond, 3.25%, 7/1/37	1,909,930
2,870,000(d)	County of Fulton, Library Bond, 3.50%, 7/1/39	2,694,528
4,790,000(d)	County of Fulton, Library Bond, 4.00%, 7/1/40	4,802,166
10,000,000	County of Fulton Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	7,424,100
4,000,000	Forsyth County Water & Sewerage Authority, 3.00%, 4/1/44	3,354,080
4,000,000	Gainesville & Hall County Hospital Authority, Series A, 4.00%, 2/15/51	3,694,280
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	1,896,400
5,000,000	Metropolitan Atlanta Rapid Transit Authority, Series C, 3.50%, 7/1/38	4,720,550
	Total Georgia	$35,262,866

	Illinois — 1.2%
1,000,000	Illinois Finance Authority, Art Institute Of Chicago, 4.00%, 3/1/38	$ 1,002,800
1,500,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/36	1,533,960
2,175,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/37	2,211,649
3,000,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A, 4.00%, 7/15/47	2,897,880
90,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/33	96,076
1,000,000	Illinois Finance Authority, Presence Health Network, Series C, 5.00%, 2/15/36	1,051,260
2,595,000(c)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	2,818,170
	Total Illinois	$11,611,795

	Indiana — 0.3%
3,000,000	Indiana University, Series A, 4.00%, 6/1/42	$ 3,006,990
	Total Indiana	$3,006,990

	Maine — 0.5%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AGM ST AID WITHHLDG Insured)	$ 1,324,625
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AGM ST AID WITHHLDG Insured)	1,091,780
3Pioneer AMT-Free Municipal Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Maine — (continued)
1,000,000	Maine Turnpike Authority, 3.00%, 7/1/40	$ 835,980
1,250,000	Maine Turnpike Authority, 4.00%, 7/1/45	1,246,175
	Total Maine	$4,498,560

	Maryland — 2.1%
900,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series A, 5.00%, 12/1/16	$ 537,750
400,000(f)	Maryland Economic Development Corp., Senior Lien-Chesapeake Bay, Series B, 5.00%, 12/1/16	239,000
3,745,000	University System of Maryland, Series A, 4.00%, 4/1/41	3,917,083
5,180,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/37 (CNTY GTD Insured)	4,713,023
6,165,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/45 (CNTY GTD Insured)	5,312,134
6,000,000	Washington Suburban Sanitary Commission, Consolidated Public Improvement, 3.00%, 6/1/47 (CNTY GTD Insured)	5,074,560
	Total Maryland	$19,793,550

	Massachusetts — 19.3%
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/37	$ 3,606,836
3,485,000(d)	Cape Cod Regional Technical High School District, School Project Loan Chapter 70 B, 4.00%, 11/15/38	3,595,858
1,475,000(d)	City of Attleboro, Municipal Purpose Loan, 3.125%, 2/15/35	1,463,937
1,520,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/36	1,500,316
1,565,000(d)	City of Attleboro, Municipal Purpose Loan, 3.25%, 2/15/37	1,530,210
1,055,000(d)	City of Beverly, 3.125%, 10/15/39	945,438
2,155,000(d)	City of Cambridge, 4.00%, 2/15/41	2,199,415
2,150,000(d)	City of Cambridge, 4.00%, 2/15/42	2,196,483
2,140,000(d)	City of Cambridge, 4.00%, 2/15/43	2,178,627
3,000,000(d)	City of Quincy, 2.00%, 6/1/46	1,957,710
1,860,000(d)	City of Revere, 2.125%, 9/1/41 (ST AID WITHHLDG Insured)	1,280,201
2,000,000(d)	City of Revere, 2.25%, 9/1/43 (ST AID WITHHLDG Insured)	1,354,300
4,875,000(d)	City of Somerville, 2.125%, 10/15/40	3,560,261
4,980,000(d)	City of Somerville, 2.125%, 10/15/41	3,558,110
Pioneer AMT-Free Municipal Fund |  | 3/31/234

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
3,765,000(d)	City of Somerville, 4.00%, 5/1/52	$ 3,705,362
15,000,000(d)	Commonwealth of Massachusetts, Series C, 2.75%, 3/1/50	10,765,050
1,300,000(d)	Concord & Carlisle Regional School District, 3.00%, 3/15/31	1,300,351
1,300,000(d)	Concord & Carlisle Regional School District, 3.00%, 3/15/33	1,300,286
7,345,000(d)	Dennis-Yarmouth Regional School District, 2.375%, 10/1/51	4,640,718
1,500,000	Massachusetts Development Finance Agency, Berklee College Music, 5.00%, 10/1/35	1,594,965
4,000,000	Massachusetts Development Finance Agency, Boston University, Series X, 5.00%, 10/1/48	4,017,440
12,690,000	Massachusetts Development Finance Agency, Broad Institute, 4.00%, 4/1/41	12,781,749
2,000,000	Massachusetts Development Finance Agency, Broad Institute, 5.00%, 4/1/37	2,161,220
25,865,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	30,434,828
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,248,100
4,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	4,000,320
400,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.625%, 7/15/36	393,396
500,000	Massachusetts Development Finance Agency, Milford Regional Medical Center, Series F, 5.75%, 7/15/43	465,330
450,000	Massachusetts Development Finance Agency, Northeastern University, Series A, 5.00%, 3/1/39	457,101
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	4,927,200
875,000(g)	Massachusetts Development Finance Agency, Tufts University, Series Q, 4.00%, 8/15/38	881,239
1,000,000	Massachusetts Development Finance Agency, Wellforce, Series C, 3.00%, 10/1/45 (AGM Insured)	769,440
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,562,444
4,080,000(b)	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series B, 1/1/38 (AGC Insured)	2,238,247
835,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/38	903,495
5Pioneer AMT-Free Municipal Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Massachusetts — (continued)
1,000,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/43	$ 1,066,880
500,000	Massachusetts Development Finance Agency, Woods Hole Oceanographic Institution, 5.00%, 6/1/48	527,905
11,950,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	15,118,901
2,420,000	Massachusetts Water Resources Authority, General, Series B, 5.25%, 8/1/36 (AGM Insured)	3,088,840
10,000,000(d)	Town of Brookline, 3.00%, 3/15/45	8,250,500
4,000,000(d)	Town of Hingham, 2.00%, 2/15/40	2,848,160
2,200,000(d)	Town of Milford, 2.125%, 12/1/48	1,416,646
1,955,000(d)	Town of Norwood, Municipal Purpose Loan, 2.125%, 7/15/30	1,830,818
2,000,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.00%, 5/1/31	2,004,780
1,535,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.375%, 5/1/32	1,545,223
1,265,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/35	1,268,378
3,500,000(d)	Town of Plymouth, Municipal Purpose Loan, 3.50%, 5/1/44	3,128,475
4,160,000(d)	Town of Stoughton, Municipal Purpose Loan, 3.00%, 10/15/37	3,866,470
3,000,000(d)	Town of Swampscott, 3.00%, 3/1/52	2,350,440
1,000,000(d)	Town of Wellesley, Municipal Purpose Loan, 4.00%, 6/1/41	1,003,160
2,370,000(d)	Town of Weymouth, 2.00%, 8/15/41	1,610,344
	Total Massachusetts	$180,401,903

	Michigan — 0.9%
10,000,000	Michigan State Building Authority, Series I, 3.00%, 10/15/45	$ 8,331,700
	Total Michigan	$8,331,700

	Minnesota — 0.5%
5,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	$ 4,913,800
	Total Minnesota	$4,913,800

Pioneer AMT-Free Municipal Fund |  | 3/31/236

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Missouri — 0.4%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series F, 4.00%, 11/15/45	$ 3,804,520
	Total Missouri	$3,804,520

	Nebraska — 1.5%
3,870,000(d)	Lancaster County School District 001, Lincoln Public Schools, 2.00%, 1/15/43	$ 2,680,052
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	11,240,533
	Total Nebraska	$13,920,585

	Nevada — 0.8%
3,500,000(d)	Las Vegas Valley Water District, Series A, 4.00%, 6/1/43	$ 3,536,890
5,000,000(d)	State of Nevada, Series A, 2.00%, 5/1/41	3,497,750
	Total Nevada	$7,034,640

	New Hampshire — 1.3%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 5,409,650
4,000,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	3,497,760
1,185,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/47 (ST INTERCEPT Insured)	809,071
3,815,000	New Hampshire Municipal Bond Bank, Series A, 2.50%, 2/15/51 (ST INTERCEPT Insured)	2,458,004
	Total New Hampshire	$12,174,485

	New Jersey — 0.5%
4,000,000	New Jersey Educational Facilities Authority, Series C, 2.00%, 3/1/38	$ 2,943,520
2,100,000	New Jersey Turnpike Authority, Series B, 4.50%, 1/1/48	2,168,838
	Total New Jersey	$5,112,358

	New York — 7.1%
1,785,000(d)	Massapequa Union Free School District, 2.00%, 10/1/33 (ST AID WITHHLDG Insured)	$ 1,475,374
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,746,400
5,000,000	New York City Housing Development Corp., Sustainability Bond, Series C, 2.75%, 2/1/51 (HUD SECT 8 FANNIE MAE Insured)	3,455,800
7Pioneer AMT-Free Municipal Fund |  | 3/31/23

Principal Amount USD ($)		Value
	New York — (continued)
3,000,000	New York City Housing Development Corp., Sustainability Development Bond, Series 1, 4.90%, 11/1/57 (REMIC FHA INS 542 (c) Insured)	$ 3,116,430
40,000,000(b)	New York Counties Tobacco Trust, Series F, 6/1/60	1,927,600
10,000,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/42	8,538,500
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	8,691,930
1,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/35	1,033,670
6,885,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	7,989,010
10,000,000	New York State Dormitory Authority, Columbia University, Series A2, 5.00%, 10/1/46	11,803,400
5,515,000	New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24 (NATL Insured)	5,577,485
3,250,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	3,857,587
1,783,200	New York State Housing Finance Agency, Series A, 1.65%, 5/15/39 (FNMA Insured)	1,285,348
1,000,000	New York State Housing Finance Agency, Series A-1, 3.95%, 11/1/60 (SONYMA Insured)	859,060
1,500,000	Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,549,335
2,000,000(d)	Port Chester-Rye Union Free School District, 2.00%, 6/1/36 (ST AID WITHHLDG Insured)	1,570,400
	Total New York	$66,477,329

	North Carolina — 1.2%
1,000,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/52	$ 984,920
3,000,000	City of Charlotte Storm Water Revenue, 4.00%, 12/1/43	3,043,500
3,250,000	City of Charlotte Water & Sewer System Revenue, 2.25%, 7/1/50	2,176,558
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	4,666,795
	Total North Carolina	$10,871,773

	Ohio — 2.8%
9,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 8,087,850
Pioneer AMT-Free Municipal Fund |  | 3/31/238

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ohio — (continued)
2,500,000	Ohio State University, Series A, 4.00%, 12/1/48	$ 2,480,000
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50	15,257,383
	Total Ohio	$25,825,233

	Oregon — 3.1%
5,000,000(d)	Clackamas County School District No 7J Lake Oswego, 4.00%, 6/1/43 (SCH BD GTY Insured)	$ 5,030,550
15,000,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AGM Insured)	11,667,150
2,000,000(b)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/30 (SCH BD GTY Insured)	1,652,300
2,000,000(b)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/31 (SCH BD GTY Insured)	1,591,520
1,715,000(b)(d)	Multnomah County School District No. 40, Deferred Interest, Series B, 6/15/32 (SCH BD GTY Insured)	1,319,229
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	3,780,800
5,000,000	University of Oregon, Series A, 3.50%, 4/1/52 (BAM-TCRS Insured)	4,216,250
	Total Oregon	$29,257,799

	Pennsylvania — 7.5%
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 835,288
175,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	162,970
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,908,866
15,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	13,763,100
605,000	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, 4.00%, 12/1/44	600,529
4,750,000	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A, 5.00%, 9/1/39	4,863,905
1,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.35%, 10/1/45	862,830
2,000,000	Pennsylvania Housing Finance Agency, Series 129, 3.40%, 10/1/49	1,675,540
14,890,000	Pennsylvania Turnpike Commission, Series A, 3.00%, 12/1/51	11,249,693
20,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	19,573,000
9Pioneer AMT-Free Municipal Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/35	$ 2,551,625
3,750,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/36	3,802,725
2,500,000	Philadelphia Authority for Industrial Development, Childrens Hospital Philadelphia, 4.00%, 7/1/37	2,520,850
3,000,000	Philadelphia Authority for Industrial Development, Thomas Jefferson University, Series A, 4.00%, 9/1/42	2,922,060
1,195,000	Swarthmore Borough Authority, Swarthmore College, 5.00%, 9/15/45	1,293,384
	Total Pennsylvania	$70,586,365

	Puerto Rico — 0.2%
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	$ 1,409,700
	Total Puerto Rico	$1,409,700

	Rhode Island — 1.1%
7,050,000(h)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 1.589%, 9/1/47 (144A)	$ 7,224,417
20,000,000(b)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,374,200
	Total Rhode Island	$10,598,617

	South Carolina — 1.5%
5,000,000	City of Charleston Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 4,904,150
5,000,000(d)	County of Charleston, Series A, 2.00%, 11/1/39	3,609,900
5,675,000	South Carolina Transportation Infrastructure Bank, Series A, 3.00%, 10/1/33	5,542,035
	Total South Carolina	$14,056,085

	Texas — 7.6%
5,000,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	$ 3,776,400
6,500,000	Central Texas Turnpike System, Series A, 3.00%, 8/15/40	5,217,485
10,000,000	City of Houston Combined Utility System Revenue, Series C, 2.50%, 11/15/40	7,457,800
10,000,000	Dallas Area Rapid Transit, Series B, 3.00%, 12/1/47	7,729,600
80,000(d)	Eagle Mountain & Saginaw Independent School District, 3.00%, 8/15/29 (PSF-GTD Insured)	80,394
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	7,535,100
Pioneer AMT-Free Municipal Fund |  | 3/31/2310

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
1,000,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/28	$ 997,520
500,000	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Series A, 5.00%, 6/1/33	470,515
5,000,000(d)	Lubbock-Cooper Independent School District, 4.00%, 2/15/49 (PSF-GTD Insured)	5,040,550
2,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Village On The Park, Series B, 4.75%, 7/1/51	560,000
5,000,000	North Texas Tollway Authority, First Tier, Series A, 3.00%, 1/1/38	4,392,700
10,000,000(d)	Tarrant County College District, 2.00%, 8/15/37	7,644,000
1,970,000	Texas Department of Housing & Community Affairs, Series A, 2.45%, 7/1/46 (GNMA Insured)	1,473,008
1,295,000	Texas Department of Housing & Community Affairs, Series A, 3.50%, 7/1/34 (GNMA/FNMA Insured)	1,344,819
1,625,000	Texas Department of Housing & Community Affairs, Series A, 3.80%, 7/1/39 (GNMA/FNMA Insured)	1,606,605
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,605,435
5,000,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	4,477,050
5,000,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	4,890,550
5,000,000	Texas Water Development Board, St. Water Implementation Fund, Series A, 4.00%, 4/15/48	5,016,600
	Total Texas	$71,316,131

	Utah — 1.1%
13,110,000	Utah State University, Series B, 3.00%, 12/1/49	$ 10,560,629
	Total Utah	$10,560,629

	Virginia — 5.7%
5,340,000(d)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 4,512,407
2,425,000(d)	City of Lynchburg, 2.375%, 8/1/39	1,824,473
2,505,000(d)	City of Lynchburg, 2.375%, 8/1/40	1,841,175
1,170,000(d)	City of Manassas, 2.00%, 7/1/31 (ST AID WITHHLDG Insured)	1,069,977
2,750,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	2,657,077
5,725,000	Loudoun County Economic Development Authority, Series A, 2.125%, 12/1/39	3,926,262
11Pioneer AMT-Free Municipal Fund |  | 3/31/23

Principal Amount USD ($)		Value
	Virginia — (continued)
5,000,000	Loudoun County Economic Development Authority, Series A, 3.00%, 12/1/37	$ 4,546,050
7,500,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, Series A, 4.00%, 10/1/52	7,475,100
18,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	17,308,859
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	6,315,440
650,000	Virginia Housing Development Authority, Series E, 2.10%, 7/1/35	572,247
1,000,000	Virginia Housing Development Authority, Series E, 2.30%, 7/1/40	823,520
	Total Virginia	$52,872,587

	Washington — 2.3%
1,025,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,178,012
10,250,000	City of Seattle Municipal Light & Power Revenue, Series A, 4.00%, 1/1/48	10,110,702
10,000,000	King County Housing Authority, Birch Creek Apartments Project, 5.50%, 5/1/38 (CNTY GTD Insured)	10,032,600
	Total Washington	$21,321,314

	Total Municipal Bonds (Cost $998,575,379)	$915,310,292

Shares
	Liquidating Trust — Real Estate — 0.0%† of Net Assets#
200	CMS Liquidating Trust(i)	$ 10,000
	Total Liquidating Trust — Real Estate (Cost $204,541)	$10,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.8% (Cost $998,779,920)	$915,320,292
	OTHER ASSETS AND LIABILITIES — 2.2%	$20,845,385
	net assets — 100.0%	$936,165,677

Pioneer AMT-Free Municipal Fund |  | 3/31/2312

Schedule of Investments  |  3/31/23
(unaudited) (continued)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at March 31, 2023.
SCH BD GTY	School Board Guaranty.
SONYMA	State of New York Mortgage Agency
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2023, the value of these securities amounted to $14,547,423, or 1.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Escrow to maturity.
(d)	Represents a General Obligation Bond.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2023.
(f)	Security is in default.
(g)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(h)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2023.
(i)	Non-income producing security.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
13Pioneer AMT-Free Municipal Fund |  | 3/31/23

Restricted Securities	Acquisition date	Cost	Value
CMS Liquidating Trust	11/20/2012	$204,541	$10,000
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	20.3%
Education Revenue	16.9
Transportation Revenue	13.9
Development Revenue	7.0
Water Revenue	6.7
Tobacco Revenue	4.4
General Revenue	1.8
Other Revenue	0.7
Power Revenue	0.6
72.3%
General Obligation Bonds:	27.7%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$915,310,292	$—	$915,310,292
Liquidating Trust — Real Estate	—	10,000	—	10,000
Total Investments in Securities	$—	$915,320,292	$—	$915,320,292
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
Pioneer AMT-Free Municipal Fund |  | 3/31/2314